Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments and Contingencies [Abstract]
Rental expenses under operating leases	$ 175	$ 160	$ 38
Future minimum rental payments under operating leases due within 2 years
Year ending March 31, 2015	147
Year ending March 31, 2016	22
Total minimum lease payments	169
Future minimum rental income
Year ending March 31, 2015	601
Year ending March 31, 2016	221
Total minimum future rental income	822
Capital commitments for purchase of furniture and fixtures expected to be disbursed	$ 133